Fees Summary	Aug. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,125,000.00
Previously Paid Amount	172.24
Total Fee Amount	172.24
Total Offset Amount	0.00
Net Fee	0.00
Narrative - Max Aggregate Offering Price	$ 1,125,000.00
Final Prospectus	true